Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost:
Property and equipment, gross	$ 611	$ 569	$ 336
Less – accumulated depreciation	(467)	(303)	(193)
Property and equipment, net	144	266	143
Computers and software [Member]
Cost:
Property and equipment, gross	407	382	186
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	148	131	104
Leasehold improvements [Member]
Cost:
Property and equipment, gross	$ 56	$ 56	$ 46